Vanguard ESG U.S. Corporate Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	51 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg MSCI U.S. Corporate SRI Select Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	(1.34%)
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.95%)
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Sep. 22, 2020
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.17%	(1.43%)
ETF Shares | Based on NAV Return After Taxes on Distributions[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.35%	(2.65%)
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.28%	(1.59%)
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	(1.39%)